EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communications - 21.5%
Communication Services - 5.4%
Snap, Inc. - Class A (a)	13,950	$ 1,061,735
Twilio, Inc. - Class A (a)	4,077	1,455,326
		2,517,061
Digital Media - 7.4%
Pinterest, Inc. - Class A (a)	31,440	1,747,121
Trade Desk, Inc. (The) - Class A (a)	12,785	1,023,439
Unity Software, Inc. (a)	5,535	701,561
		3,472,121
E-Commerce - 1.8%
Bumble, Inc. - Class A (a)	15,150	825,675

Streaming Video - 6.9%
Netflix, Inc. (a)	3,048	1,734,891
Roku, Inc. (a)	4,265	1,502,986
		3,237,877
Consumer Discretionary - 21.1%
Consumer Leisure - 4.4%
Peloton Interactive, Inc. - Class A (a)	20,735	2,077,439

Digital Gaming - 3.7%
DraftKings, Inc. - Class A (a)	28,873	1,711,880

E-Commerce - 13.0%
Amazon.com, Inc. (a)	385	1,336,254
Etsy, Inc. (a)	5,258	1,137,095
Farfetch Ltd. - Class A (a)	18,950	793,247
Sea Ltd. - ADR (a)	8,311	2,811,778
		6,078,374
Financials - 2.4%
Financial Services - 2.4%
PayPal Holdings, Inc. (a)	3,913	1,129,527

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Health Care - 17.7%
Biotechnology - 10.8%
Alnylam Pharmaceuticals, Inc. (a)	4,962	$ 999,496
argenx SE - ADR (a)	2,130	705,072
Arrowhead Pharmaceuticals, Inc. (a)	18,539	1,244,338
Beam Therapeutics, Inc. (a)	8,700	965,004
Sarepta Therapeutics, Inc. (a)	14,632	1,143,052
		5,056,962
Medical Technology - 3.3%
DermTech, Inc. (a)	14,810	550,932
DexCom, Inc. (a)	1,823	965,133
		1,516,065
Pharmaceuticals - 3.6%
Ascendis Pharma A/S - ADR (a)	6,513	1,020,782
Revance Therapeutics, Inc. (a)	25,454	681,658
		1,702,440
Technology - 35.0%
Application Software - 18.0%
Coupa Software, Inc. (a)	3,765	921,710
DocuSign, Inc. (a)	3,675	1,088,682
HubSpot, Inc. (a)	4,370	2,991,134
nCino, Inc. (a)	19,390	1,202,374
ServiceNow, Inc. (a)	3,432	2,208,972
		8,412,872
Business Services - 1.9%
Avalara, Inc. (a)	4,908	881,968

Communication Services - 1.9%
Zoom Video Communications, Inc. - Class A (a)	3,015	872,842

Data & Analytics - 6.8%
Confluent, Inc. - Class A (a)	18,750	1,048,313
Elastic N.V. (a)	9,188	1,465,945
MongoDB, Inc. (a)	1,752	686,486
		3,200,744

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Technology - 35.0% (Continued)
IT Security - 6.4%
Zscaler, Inc. (a)	10,817	$ 3,010,804

Total Common Stocks (Cost $39,010,978)		$ 45,704,651

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 0.01% (b) (Cost $1,002,989)	1,002,989	$ 1,002,989

Investments at Value - 99.8% (Cost $40,013,967)		$ 46,707,640

Other Assets in Excess of Liabilities - 0.2%		94,988

Net Assets - 100.0%		$ 46,802,628

ADR	- American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.